WASATCH FUNDS TRUST

Supplement dated May 16, 2017 to the

Statement of Additional Information dated January 31, 2017

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Emerging India Fund™ - Investor Class (WAINX)

Wasatch Emerging Markets Select Fund™ - Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® - Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ – Investor Class (WAFMX)

Wasatch Global Opportunities Fund® - Investor Class (WAGOX)

Wasatch International Growth Fund® - Investor Class (WAIGX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

Wasatch Long/Short Fund® - Investor Class (FMLSX)

Wasatch Micro Cap Fund® - Investor Class (WMICX)

Wasatch Micro Cap Value Fund® - Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

Wasatch Small Cap Value Fund® - Investor Class (WMCVX)

Wasatch Strategic Income Fund® - Investor Class (WASIX)

Wasatch Ultra Growth Fund® - Investor Class (WAMCX)

Wasatch World Innovators Fund® - Investor Class (WAGTX)

Wasatch–1st Source Income Fund® - Investor Class (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® - Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Investor Class shares dated January 31, 2017. You should retain this Supplement and SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Income Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, U.S. Treasury Fund, and World Innovators Fund are each open to investors.

The International Growth Fund and Small Cap Growth Fund are each closed to new investors with the exception of: (1) investors who purchase shares directly from Wasatch Funds; (2) clients of all investment advisors with discretionary investment allocation programs where such advisors and programs had investments in the Fund prior to the Fund’s closing date; and (3) retirement plans and their participants where such plans had investments in the Fund prior to the Fund’s closing date. The International Opportunities Fund is closed to new purchases, except purchases by new shareholders purchasing directly from Wasatch Funds, existing shareholders, and current and future shareholders purchasing through financial advisors and retirement plans with an established position in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated May 16, 2017 to the

Statement of Additional Information dated January 31, 2017

Institutional Class

Wasatch Core Growth Fund®-Institutional Class (WIGRX)

Wasatch Emerging India Fund ®-Institutional Class (WIINX)

Wasatch Emerging Markets Select Fund®-Institutional Class (WIESX)

Wasatch Emerging Markets Small Cap Fund®-Institutional Class (WIEMX)

Wasatch Frontier Emerging Small Countries Fund®-Institutional Class (WIFMX)

Wasatch Global Opportunities Fund®-Institutional Class (WIGOX)

Wasatch International Growth Fund®-Institutional Class (WIIGX)

Wasatch International Opportunities Fund®-Institutional Class (WIIOX)

Wasatch Large Cap Value Fund®-Institutional Class (WILCX)

Wasatch Long/Short Fund®-Institutional Class (WILSX)

Wasatch Small Cap Growth Fund®-Institutional Class (WIAEX)

Wasatch Small Cap Value Fund®-Institutional Class (WICVX)

Wasatch World Innovators Fund®-Institutional Class (WIGTX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Institutional Class shares dated January 31, 2017. You should retain this Supplement and SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Small Cap Value Fund and World Innovators Fund are each open to investors.

The International Growth Fund and Small Cap Growth Fund are each closed to new investors with the exception of: (1) investors who purchase shares directly from Wasatch Funds; (2) clients of all investment advisors with discretionary investment allocation programs where such advisors and programs had investments in the Fund prior to the Fund’s closing date; and (3) retirement plans and their participants where such plans had investments in the Fund prior to the Fund’s closing date. The International Opportunities Fund is closed to new purchases, except purchases by new shareholders purchasing directly from Wasatch Funds, existing shareholders, and current and future shareholders purchasing through financial advisors and retirement plans with an established position in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE